UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-03734

EuroPacific Growth Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: March 31

Date of reporting period: June 30, 2015

Michael W. Stockton

EuroPacific Growth Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

EuroPacific Growth Fund®
Investment portfolio
June 30, 2015
unaudited
Common stocks 89.89% Financials 19.65%	Shares	Value (000)
Barclays PLC	606,061,506	$2,480,674
HDFC Bank Ltd.[1]	97,254,759	1,863,312
HDFC Bank Ltd. (ADR)	8,898,800	538,644
Prudential PLC	89,873,984	2,164,112
AIA Group Ltd.	271,675,200	1,778,679
Housing Development Finance Corp. Ltd.	65,584,703	1,335,228
Kotak Mahindra Bank Ltd.	43,975,880	963,354
Société Générale	19,093,372	891,255
ORIX Corp.	55,001,700	818,385
Fairfax Financial Holdings Ltd.[2]	868,291	428,936
Fairfax Financial Holdings Ltd. (CAD denominated)[2]	781,878	385,543
AXA SA	30,809,157	777,286
ICICI Bank Ltd.	147,291,772	712,404
Brookfield Asset Management Inc., Class A	18,495,000	646,030
Sun Hung Kai Properties Ltd.	37,755,694	611,763
Sumitomo Mitsui Financial Group, Inc.	13,462,500	600,497
Bank of Ireland[1]	1,453,252,269	587,307
Banco Santander, SA1	77,211,983	539,204
Cheung Kong Property Holdings Ltd.[1]	63,538,784	527,062
Credit Suisse Group AG	16,779,987	461,250
Commerzbank AG, non-registered shares[1]	34,445,684	440,276
Henderson Land Development Co. Ltd.	62,880,527	430,341
Axis Bank Ltd.[1]	46,241,941	405,888
Hana Financial Group Inc.	13,624,630	354,830
ING Groep NV, depository receipts	21,240,000	350,692
UniCredit SpA[1]	49,728,230	334,023
UBS Group AG	15,014,020	318,443
BNP Paribas SA	4,273,981	258,016
Deutsche Bank AG	8,318,333	249,926
Sberbank of Russia	33,700,875	177,157
Sberbank of Russia (GDR)[3]	11,167,686	58,295
St. James’s Place PLC	16,036,684	228,291
Daiwa House Industry Co., Ltd.	8,550,000	199,315
Itaú Unibanco Holding SA, preferred nominative (ADR)	18,115,000	198,359
Industrial and Commercial Bank of China Ltd., Class H	238,810,255	189,778
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	49,200,000	185,463
Ayala Land, Inc.	207,715,700	171,830
Ayala Land, Inc., preference shares[1,4]	481,283,600	1,067
China Overseas Land & Investment Ltd.	47,825,000	168,742
Siam Commercial Bank PCL	36,561,100	168,325
Bankia, SA1	122,014,203	154,799
Resona Holdings, Inc.	27,900,000	152,397
Svenska Handelsbanken AB, Class A	9,807,000	143,145
Aegon NV	19,202,997	141,125
Aberdeen Asset Management PLC	19,101,195	121,252
AEON Financial Service Co., Ltd.	3,915,000	108,763
Banca Monte dei Paschi di Siena SPA[1]	49,384,445	96,128
EuroPacific Growth Fund — Page 1 of 12

unaudited
Common stocks Financials (continued)	Shares	Value (000)
Daito Trust Construction Co., Ltd.	897,700	$93,008
Shinsei Bank, Ltd.	42,327,000	85,425
Mitsui Fudosan Co., Ltd.	3,030,000	84,845
Link Real Estate Investment Trust	14,211,657	83,236
Toronto-Dominion Bank (CAD denominated)	1,917,313	81,421
Assicurazioni Generali SpA	4,410,000	79,450
Investment AB Kinnevik, Class B	2,507,603	79,283
RSA Insurance Group PLC	10,961,180	68,409
Bancolombia SA (ADR)	1,530,000	65,790
Bank of the Philippine Islands	28,000,000	58,683
Investor AB, Class B	1,557,614	58,040
HSBC Holdings PLC (HKD denominated)	6,251,952	56,579
Eurobank Ergasias SA1,4	112,500,874	15,427
		25,827,187
Consumer discretionary 14.22%
Altice SA1,2	14,212,741	1,957,659
Liberty Global PLC, Class C1	18,084,820	915,634
Liberty Global PLC, Class A1	13,526,900	731,400
Toyota Motor Corp.	22,003,800	1,474,831
Naspers Ltd., Class N	6,528,900	1,016,954
Rakuten, Inc.	57,323,300	926,231
Numericable-SFR, non-registered shares[1]	14,738,699	781,233
Industria de Diseño Textil, SA	22,496,000	731,198
Volkswagen AG, nonvoting preferred	2,996,081	694,758
Ctrip.com International, Ltd. (ADR)[1,2]	9,034,000	656,049
Barratt Developments PLC[2]	59,362,000	573,160
Publicis Groupe SA	6,369,858	470,967
Suzuki Motor Corp.	12,155,000	410,679
Kering SA	1,870,653	333,992
Kroton Educacional SA, ordinary nominative[2]	84,909,100	324,714
Sands China Ltd.	93,499,200	314,818
adidas AG	3,937,429	301,349
Steinhoff International Holdings Ltd.	46,910,000	296,860
Renault SA	2,833,922	295,151
ASOS PLC[1,2]	4,644,900	283,101
Sports Direct International PLC[1]	24,961,348	281,799
H & M Hennes & Mauritz AB, Class B	6,698,000	257,906
Hyundai Mobis Co., Ltd.	1,338,500	254,392
Panasonic Corp.	17,833,400	245,021
Li & Fung Ltd.	289,247,000	229,486
Burberry Group PLC	8,922,000	220,234
Mahindra & Mahindra Ltd.	10,840,000	218,289
Mr Price Group Ltd.	10,047,345	206,877
Hyundai Motor Co.	1,578,103	192,408
Carnival PLC	3,620,000	184,801
Schibsted ASA, Class A	2,882,283	89,625
Schibsted ASA, Class B1	2,882,283	87,125
Galaxy Entertainment Group Ltd.	44,110,000	175,836
LVMH Moet Hennessy Vuitton SE	980,000	171,695
HUGO BOSS AG	1,515,925	169,425
Paddy Power PLC	1,946,380	166,802
Nokian Renkaat Oyj	4,918,000	154,122
Melco Crown Entertainment Ltd. (ADR)	7,314,000	143,574
Techtronic Industries Co. Ltd.	43,815,000	143,571
EuroPacific Growth Fund — Page 2 of 12

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Cie. Générale des Établissements Michelin	1,291,975	$135,379
Shangri-La Asia Ltd.	83,545,142	116,616
TOD’S SpA	1,224,376	116,298
Global Brands Group Holding Ltd.[1,2]	543,368,100	114,260
Maruti Suzuki India Ltd.	1,680,000	110,807
Astra International Tbk PT	196,900,000	104,487
Porsche Automobil Holding SE, nonvoting preferred	1,226,000	103,290
JD.com, Inc., Class A (ADR)[1]	2,964,413	101,086
Accor SA	1,871,041	94,430
Tata Motors Ltd.	12,054,953	82,187
Ocado Group PLC[1]	11,490,000	80,501
Kingfisher PLC	13,239,000	72,245
Genting Singapore PLC	80,300,000	53,360
MGM China Holdings Ltd.	31,900,000	52,182
Whitbread PLC	655,225	50,920
SEGA SAMMY HOLDINGS INC.	3,820,000	49,941
Wynn Macau, Ltd.	28,540,000	47,643
Kia Motors Corp.	994,660	40,395
Prada SpA	6,020,000	28,968
Daimler AG	310,000	28,215
Hermès International	47,805	17,833
		18,684,769
Information technology 12.47%
Murata Manufacturing Co., Ltd.[2]	11,875,500	2,072,645
Nintendo Co., Ltd.[2]	11,332,600	1,895,480
Taiwan Semiconductor Manufacturing Co., Ltd.	354,917,649	1,616,164
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	5,962,723	135,413
Baidu, Inc., Class A (ADR)[1]	8,232,990	1,639,024
Tencent Holdings Ltd.	66,584,800	1,328,853
ASML Holding NV	9,095,221	939,960
Samsung Electronics Co., Ltd.	746,066	848,099
Samsung Electronics Co., Ltd., nonvoting preferred	48,800	43,443
Naver Corp.	1,534,835	872,370
Infineon Technologies AG	55,733,948	691,562
Alibaba Group Holding Ltd. (ADR)[1]	7,333,032	603,288
ARM Holdings PLC	36,995,700	602,803
Alcatel-Lucent[1]	133,730,799	487,225
Gemalto NV2	5,113,745	455,401
Tech Mahindra Ltd.[1,2]	53,873,479	404,220
MediaTek Inc.	23,063,000	315,435
AAC Technologies Holdings Inc.	45,626,500	257,812
TDK Corp.	2,950,000	225,857
Yandex NV, Class A1	12,349,600	187,961
Hexagon AB, Class B	5,037,949	182,561
Samsung SDI Co., Ltd.	1,418,520	141,159
Hitachi, Ltd.	18,856,000	124,305
Keyence Corp.	159,500	86,094
STMicroelectronics NV	7,721,335	63,313
Mail.Ru Group Ltd. (GDR)[1]	2,843,700	59,291
Quanta Computer Inc.	23,246,530	55,000
ASM Pacific Technology Ltd.	3,127,300	30,984
Delta Electronics, Inc.	5,607,000	28,712
		16,394,434
EuroPacific Growth Fund — Page 3 of 12

unaudited
Common stocks Health care 11.47%	Shares	Value (000)
Novo Nordisk A/S, Class B	97,241,991	$5,298,111
Novartis AG	29,069,832	2,865,164
Bayer AG	19,348,666	2,708,222
UCB SA2	12,642,824	907,568
Roche Holding AG	2,158,000	604,734
Sysmex Corp.	9,022,200	538,155
Grifols, SA, Class A, non-registered shares	6,343,500	255,513
Grifols, SA, Class B, preferred nonvoting, non-registered shares	5,627,050	174,555
Grifols, SA, Class B (ADR)	1,770,739	54,840
Fresenius SE & Co. KGaA	6,713,127	430,712
Takeda Pharmaceutical Co. Ltd.	6,208,000	299,836
Fresenius Medical Care AG & Co. KGaA	3,322,000	274,209
Sonova Holding AG	1,540,715	208,296
Dr. Reddy’s Laboratories Ltd.	2,864,619	160,120
Merck KGaA	1,545,500	154,002
William Demant Holding A/S1	1,045,900	79,788
AstraZeneca PLC	885,000	55,886
Lupin Ltd.	208,575	6,178
Sonic Healthcare Ltd.	46,116	760
		15,076,649
Industrials 8.50%
Airbus Group SE, non-registered shares	21,831,000	1,416,488
International Consolidated Airlines Group, SA (CDI)[1,2]	163,039,440	1,267,301
Ryanair Holdings PLC (ADR)[1]	13,815,089	985,707
Babcock International Group PLC[2]	29,657,191	503,268
Jardine Matheson Holdings Ltd.	8,328,700	472,654
Toshiba Corp.	127,710,000	439,318
Recruit Holdings Co., Ltd.	14,028,100	428,116
Rolls-Royce Holdings PLC[1]	31,142,000	425,707
SMC Corp.	1,348,700	406,257
Safran SA	5,946,720	403,019
KONE Oyj, Class B	9,916,000	402,397
Groupe Eurotunnel SE	26,765,277	387,612
easyJet PLC	14,562,474	353,745
Geberit AG	1,055,000	351,723
CK Hutchison Holdings Ltd.	20,691,784	304,042
ASSA ABLOY AB, Class B	16,095,000	303,073
Wolseley PLC	4,104,904	262,057
SECOM Co., Ltd.	3,895,000	252,856
Edenred SA	8,850,000	218,689
Bureau Veritas SA	8,354,000	192,416
Randstad Holding NV	2,847,509	185,425
VINCI SA	3,122,800	180,618
China State Construction International Holdings Ltd.	96,638,000	174,038
Adecco SA	2,120,000	172,103
Meggitt PLC	22,979,800	168,403
Air France-KLM[1,2]	20,573,795	144,478
Komatsu Ltd.	6,258,000	125,636
DP World Ltd.	3,935,184	84,213
SGS SA	38,834	70,860
Abertis Infraestructuras, SA, Class A	3,114,300	51,073
Abertis Infraestructuras, SA, Class A, non-registered interim shares[1,4]	155,715	2,553
EuroPacific Growth Fund — Page 4 of 12

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Andritz AG	455,196	$25,196
ALFA, SAB de CV, Class A, ordinary participation certificates	7,500,000	14,330
		11,175,371
Consumer staples 7.01%
Associated British Foods PLC[2]	39,935,838	1,801,529
British American Tobacco PLC	25,625,999	1,375,045
Pernod Ricard SA	8,832,975	1,020,195
Seven & i Holdings Co., Ltd.	16,576,700	712,452
Nestlé SA	9,785,799	706,499
Alimentation Couche-Tard Inc., Class B	16,281,800	696,507
Kao Corp.	11,864,900	551,921
SABMiller PLC	8,913,000	462,710
Japan Tobacco Inc.	11,161,000	397,659
Magnit PJSC (GDR)	5,370,000	298,894
Shiseido Co., Ltd.	13,069,800	296,670
Wal-Mart de México, SAB de CV, Series V	65,671,436	159,734
Hypermarcas SA, ordinary nominative[1]	21,075,000	153,397
Asahi Group Holdings, Ltd.	3,510,000	111,637
Thai Beverage PCL	151,422,600	86,007
Anheuser-Busch InBev NV	670,000	80,297
Coca-Cola HBC AG (CDI)	3,562,746	76,580
Reckitt Benckiser Group PLC	787,000	67,863
President Chain Store Corp.	7,478,000	52,593
Indofood Sukses Makmur Tbk PT	87,140,000	42,974
ITC Ltd.	7,013,025	34,707
Treasury Wine Estates Ltd.	7,363,000	28,348
		9,214,218
Telecommunication services 4.33%
SoftBank Corp.	51,263,600	3,019,645
China Mobile Ltd.	45,840,000	586,930
KDDI Corp.	24,125,000	582,304
BT Group PLC	43,655,000	308,805
China Telecom Corp. Ltd., Class H	484,892,000	284,622
Vodafone Group PLC	70,500,000	254,612
China Unicom (Hong Kong) Ltd.	97,728,000	153,812
Intouch Holdings PCL, nonvoting depository receipts	35,210,000	81,313
Intouch Holdings PCL	24,460,000	56,487
TeliaSonera AB	22,175,000	130,565
Reliance Communications Ltd.[1]	91,413,715	89,146
Orange SA	5,565,000	85,679
MTN Group Ltd.	2,699,984	50,766
		5,684,686
Materials 3.04%
Syngenta AG	1,683,722	684,330
Chr. Hansen Holding A/S2	8,743,000	426,574
First Quantum Minerals Ltd.	22,801,001	298,111
Linde AG	1,537,270	291,179
Amcor Ltd.	26,609,237	281,676
Rio Tinto PLC	6,038,000	247,996
Vale SA, ordinary nominative (ADR)	41,806,050	246,238
Glencore PLC	59,770,000	239,761
Klabin SA, units	37,800,000	232,094
EuroPacific Growth Fund — Page 5 of 12

unaudited
Common stocks Materials (continued)	Shares	Value (000)
Grasim Industries Ltd. (GDR)[4]	1,915,953	$114,030
Grasim Industries Ltd.	1,544,513	91,924
Fortescue Metals Group Ltd.	119,630,000	176,294
Lafarge SA, non-registered shares	2,556,000	168,808
BASF SE	1,650,500	145,033
Akzo Nobel NV	1,091,000	79,388
Anhui Conch Cement Co. Ltd., Class H	20,201,000	70,885
LG Chem, Ltd.	259,712	64,844
ArcelorMittal	5,874,000	57,189
Givaudan SA1	29,332	50,761
Koninklijke DSM NV	515,979	29,912
		3,997,027
Energy 2.33%
Reliance Industries Ltd.	28,161,433	442,278
Tourmaline Oil Corp.[1]	10,373,000	311,605
BG Group PLC	17,403,500	289,723
Enbridge Inc. (CAD denominated)	5,983,288	279,811
Oil Search Ltd.	48,335,452	265,901
Tullow Oil PLC (Ireland)	43,841,912	234,008
Galp Energia, SGPS, SA, Class B	18,856,072	221,148
TOTAL SA	4,184,882	203,276
Canadian Natural Resources, Ltd.	6,895,000	187,142
Royal Dutch Shell PLC, Class A (GBP denominated)	2,262,000	63,495
Royal Dutch Shell PLC, Class A (ADR)	1,000,000	57,010
Royal Dutch Shell PLC, Class A (EUR denominated)	712,000	20,138
Royal Dutch Shell PLC, Class B (ADR)	303,000	17,377
Weatherford International PLC[1]	12,670,000	155,461
BP PLC	15,111,000	99,757
Gazprom OJSC (ADR)	18,750,000	96,562
Repsol, SA, non-registered shares	3,728,000	65,460
Eni SpA	2,843,000	50,459
		3,060,611
Utilities 1.96%
Power Grid Corp. of India Ltd.	250,573,791	549,507
Power Assets Holdings Ltd.	48,296,500	440,501
Cheung Kong Infrastructure Holdings Ltd.	47,532,000	369,142
China Resources Gas Group Ltd.[2]	121,420,000	360,271
ENN Energy Holdings Ltd.	53,035,000	319,857
Enel SPA	61,150,000	277,055
EDP - Energias de Portugal, SA	29,694,335	112,722
National Grid PLC	7,835,000	100,603
PT Perusahaan Gas Negara (Persero) Tbk	138,700,000	44,890
		2,574,548
Miscellaneous 4.91%
Other common stocks in initial period of acquisition		6,455,726
Total common stocks (cost: $82,039,493,000)		118,145,226
EuroPacific Growth Fund — Page 6 of 12

unaudited
Rights & warrants 0.00% Miscellaneous 0.00%	Shares	Value (000)
Other rights & warrants in initial period of acquisition		$1,933
Total rights & warrants (cost: $2,046,000)		1,933
Bonds, notes & other debt instruments 0.56% U.S. Treasury bonds & notes 0.36% U.S. Treasury 0.36%	Principal amount (000)
U.S. Treasury 0.25% 2015[5]	$145,000	145,090
U.S. Treasury 1.50% 2016	155,000	156,810
U.S. Treasury 1.75% 2016	172,000	174,284
Total U.S. Treasury bonds & notes		476,184
Corporate bonds & notes 0.20% Materials 0.20%
FMG Resources 9.75% 2022[3]	246,420	255,045
Total corporate bonds, notes & loans		255,045
Total bonds, notes & other debt instruments (cost: $716,680,000)		731,229
Short-term securities 9.81%
American Honda Finance Corp. 0.13% due 8/24/2015–8/25/2015	80,000	79,980
Apple Inc. 0.11% due 9/2/2015[3]	80,000	79,976
AstraZeneca PLC 0.11% due 7/24/2015[3]	37,500	37,497
Australia & New Zealand Banking Group, Ltd. 0.15% due 7/30/2015–8/7/2015[3]	111,200	111,189
Bank of Nova Scotia 0.19%–0.20% due 7/2/2015–7/23/2015[3]	246,600	246,595
BASF AG 0.41% due 1/7/2016[3]	50,000	49,908
Caterpillar Financial Services Corp. 0.12% due 9/2/2015	50,000	49,984
Chariot Funding, LLC 0.32% due 11/18/2015–11/19/2015[3]	60,000	59,915
Chevron Corp. 0.09% due 8/20/2015[3]	50,000	49,989
Coca-Cola Co. 0.33%–0.35% due 1/8/2016–1/25/2016[3]	125,000	124,706
Commonwealth Bank of Australia 0.16%–0.19% due 7/2/2015–8/28/2015[3]	148,500	148,479
Electricité de France 0.27% due 7/13/2015[3]	30,000	29,998
Emerson Electric Co. 0.12% due 7/21/2015–8/14/2015[3]	66,200	66,193
European Investment Bank 0.17% due 9/4/2015	50,000	49,992
Export Development Canada 0.19% due 10/1/2015	80,000	79,959
ExxonMobil Corp. 0.12% due 9/11/2015	50,000	49,982
Fannie Mae 0.10%–0.22% due 7/1/2015–3/1/2016	2,282,300	2,281,791
Federal Farm Credit Banks 0.12%–0.28% due 7/9/2015–4/20/2016	420,700	420,397
Federal Home Loan Bank 0.07%–0.31% due 7/6/2015–6/3/2016	4,301,713	4,300,409
Freddie Mac 0.07%–0.20% due 7/7/2015–2/8/2016	2,032,406	2,031,903
General Electric Capital Corp. 0.24% due 7/20/2015	50,000	49,998
John Deere Capital Corp. 0.12% due 7/17/2015[3]	50,000	49,997
Jupiter Securitization Co., LLC 0.32%–0.39% due 11/16/2015–12/10/2015[3]	205,000	204,662
Kells Funding, LLC 0.14%–0.21% due 7/14/2015–7/24/2015[3]	96,400	96,394
KfW 0.16%–0.17% due 7/17/2015–10/27/2015[3]	122,700	122,667
Mitsubishi UFJ Trust and Banking Corp. 0.19%–0.21% due 7/27/2015–8/21/2015[3]	100,000	99,977
Mizuho Bank, Ltd. due 7/22/2015	50,000	50,003
National Australia Bank Ltd. 0.15%–0.18% due 7/1/2015–8/7/2015[3]	192,900	192,891
Nestlé Finance International Ltd. 0.13% due 8/24/2015	26,000	25,998
Nordea Bank AB 0.25%–0.41% due 10/20/2015–1/21/2016[3]	200,000	199,735
Old Line Funding, LLC 0.27%–0.29% due 7/24/2015–11/10/2015[3]	162,900	162,810
Pfizer Inc 0.13% due 9/10/2015[3]	50,000	49,987
Province of Ontario 0.10%–0.14% due 7/28/2015–9/9/2015	90,000	89,986
EuroPacific Growth Fund — Page 7 of 12

unaudited
Short-term securities	Principal amount (000)	Value (000)
Québec (Province of) 0.20% due 12/10/2015[3]	$100,000	$99,870
Reckitt Benckiser Treasury Services PLC 0.22%–0.32% due 10/5/2015–12/4/2015[3]	80,000	79,921
Sumitomo Mitsui Banking Corp. 0.17% due 7/14/2015[3]	98,800	98,793
Svenska Handelsbanken Inc. 0.20%–0.32% due 7/17/2015–11/18/2015[3]	233,600	233,496
Thunder Bay Funding, LLC 0.27% due 7/29/2015[3]	55,000	54,992
Toronto-Dominion Holdings USA Inc. 0.19%–0.30% due 7/13/2015–11/23/2015[3]	225,000	224,903
Total Capital Canada Ltd. 0.13% due 8/13/2015[3]	50,000	49,991
Toyota Motor Credit Corp. 0.14%–0.21% due 8/11/2015–11/3/2015	150,000	149,936
United Technologies Corp. 0.13% due 8/5/2015–8/31/2015[3]	70,000	69,985
Victory Receivables Corp. 0.17%–0.20% due 7/14/2015–7/24/2015[3]	95,000	94,991
Total short-term securities (cost: $12,898,590,000)		12,900,825
Total investment securities 100.26% (cost: $95,656,809,000)		131,779,213
Other assets less liabilities (0.26)%		(345,034)
Net assets 100.00%		$131,434,179
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $2,393,861,000 over the prior 12-month period.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 6/30/2015 (000)
			Receive (000)	Deliver (000)
Sales:
Australian dollars	7/28/2015	UBS AG	$30,333	A$39,300	$62
British pounds	7/16/2015	UBS AG	$427,806	£275,000	(4,237)
British pounds	7/21/2015	Citibank	$283,978	£182,317	(2,444)
British pounds	7/23/2015	JPMorgan Chase	$82,543	£52,534	12
British pounds	7/28/2015	JPMorgan Chase	$243,553	£153,467	2,467
British pounds	8/5/2015	UBS AG	$251,250	£160,279	(522)
British pounds	8/7/2015	Bank of America, N.A.	$296,012	£188,327	184
British pounds	8/7/2015	Barclays Bank PLC	$26,145	£16,633	18
Euros	7/8/2015	UBS AG	$32,182	€29,560	(776)
Euros	7/9/2015	HSBC Bank	$105,607	€97,238	(2,812)
Euros	7/13/2015	HSBC Bank	$55,927	€50,000	174
Euros	8/6/2015	Bank of America, N.A.	$224,918	€200,515	1,258
Euros	9/9/2015	JPMorgan Chase	$123,137	€110,600	(291)
Japanese yen	7/8/2015	Barclays Bank PLC	$130,057	¥16,080,000	(1,344)
Japanese yen	7/8/2015	Bank of America, N.A.	$131,792	¥16,300,000	(1,407)
Japanese yen	7/9/2015	JPMorgan Chase	$19,919	¥2,450,000	(102)
Japanese yen	7/9/2015	JPMorgan Chase	$19,917	¥2,450,000	(104)
Japanese yen	7/9/2015	Bank of America, N.A.	$34,527	¥4,275,000	(407)
Japanese yen	7/13/2015	JPMorgan Chase	$28,815	¥3,570,000	(360)
Japanese yen	7/15/2015	UBS AG	$140,094	¥17,308,000	(1,355)
Japanese yen	7/24/2015	Barclays Bank PLC	$340,730	¥42,103,000	(3,395)
Japanese yen	7/29/2015	Bank of America, N.A.	$106,238	¥13,020,000	(187)
EuroPacific Growth Fund — Page 8 of 12

unaudited
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 6/30/2015 (000)
			Receive (000)	Deliver (000)
Japanese yen	8/10/2015	Bank of America, N.A.	$28,742	¥3,575,000	$(483)
Japanese yen	8/14/2015	UBS AG	$51,731	¥6,320,000	62
					$(15,989)
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended June 30, 2015, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 6/30/2015 (000)
Murata Manufacturing Co., Ltd.	12,427,300	—	551,800	11,875,500	$—	$2,072,645
Altice SA1	14,212,741	—	—	14,212,741	—	1,957,659
Nintendo Co., Ltd.	11,332,600	—	—	11,332,600	4,292	1,895,480
Associated British Foods PLC	39,095,838	840,000	—	39,935,838	5,994	1,801,529
International Consolidated Airlines Group, SA (CDI)[1]	163,039,440	—	—	163,039,440	—	1,267,301
UCB SA	12,642,824	—	—	12,642,824	12,771	907,568
Fairfax Financial Holdings Ltd.	868,291	—	—	868,291	—	428,936
Fairfax Financial Holdings Ltd. (CAD denominated)	781,878	—	—	781,878	—	385,543
Ctrip.com International, Ltd. (ADR)[1]	9,034,000	—	—	9,034,000	—	656,049
Barratt Developments PLC	58,322,000	1,040,000	—	59,362,000	4,210	573,160
Babcock International Group PLC	22,104,478	7,552,713	—	29,657,191	—	503,268
Gemalto NV	4,804,745	309,000	—	5,113,745	1,888	455,401
Chr. Hansen Holding A/S	8,743,000	—	—	8,743,000	66	426,574
Tech Mahindra Ltd.[1]	38,972,568	14,900,911	—	53,873,479	—	404,220
China Resources Gas Group Ltd.	118,420,000	3,000,000	—	121,420,000	3,131	360,271
Kroton Educacional SA, ordinary nominative	63,262,000	21,647,100	—	84,909,100	1,530	324,714
ASOS PLC[1]	4,097,900	547,000	—	4,644,900	—	283,101
Air France-KLM[1]	20,573,795	—	—	20,573,795	—	144,478
Global Brands Group Holding Ltd.[1]	543,368,100	—	—	543,368,100	—	114,260
ENN Energy Holdings Ltd.[6]	55,318,000	—	2,283,000	53,035,000	5,676	—
Paddy Power PLC[6]	3,204,000	—	1,258,620	1,946,380	—	—
Power Grid Corp. of India Ltd.[6]	296,023,422	—	45,449,631	250,573,791	—	—
Infineon Technologies AG6	56,918,948	—	1,185,000	55,733,948	—	—
					$39,558	$14,962,157

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,503,847,000, which represented 2.67% of the net assets of the fund.
[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $133,077,000, which represented .10% of the net assets of the fund.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $11,207,000, which represented .01% of the net assets of the fund.
[6]	Unaffiliated issuer at 6/30/2015.
EuroPacific Growth Fund — Page 9 of 12

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the
EuroPacific Growth Fund — Page 10 of 12

unaudited
results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of June 30, 2015 (dollars in thousands):
	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$25,810,693	$15,427	$1,067	$25,827,187
Consumer discretionary	18,684,769	—	—	18,684,769
Information technology	16,394,434	—	—	16,394,434
Health care	15,076,649	—	—	15,076,649
Industrials	11,172,818	2,553	—	11,175,371
Consumer staples	9,214,218	—	—	9,214,218
Telecommunication services	5,684,686	—	—	5,684,686
Materials	3,882,997	114,030	—	3,997,027
Energy	3,060,611	—	—	3,060,611
Utilities	2,574,548	—	—	2,574,548
Miscellaneous	6,455,726	—	—	6,455,726
Rights & warrants	1,933	—	—	1,933
Bonds, notes & other debt instruments	—	731,229	—	731,229
Short-term securities	—	12,900,825	—	12,900,825
Total	$118,014,082	$13,764,064	$1,067	$131,779,213

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$4,237	$—	$4,237
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(20,226)	—	(20,226)
Total	$—	$(15,989)	$—	$(15,989)
*	Securities with a value of $100,410,162,000, which represented 76.40% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.
EuroPacific Growth Fund — Page 11 of 12

unaudited
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$38,488,853
Gross unrealized depreciation on investment securities	(3,799,613)
Net unrealized appreciation on investment securities	34,689,240
Cost of investment securities	97,089,973

Key to abbreviations and symbols
ADR = American Depositary Receipts
CDI = CREST Depository Interest
GDR = Global Depositary Receipts
A$ = Australian dollars
CAD = Canadian dollars
EUR/€ = Euros
GBP/£ = British pounds
HKD = Hong Kong dollars
¥ = Japanese yen
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-016-0815O-S49231	EuroPacific Growth Fund — Page 12 of 12

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EUROPACIFIC GROWTH FUND

By /s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: August 28, 2015

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: August 28, 2015